UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10253

        Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	December 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.6% (1.1% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$159,162
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,106,742
	Series 2007A, 5.000%, 12/01/23

2,225	Total Consumer Discretionary			1,265,904

	Consumer Staples – 2.4% (1.5% of Total Investments)
350	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	269,476
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	369,490
	5.750%, 6/01/33
175	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	133,933
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
665	4.750%, 6/01/22	6/16 at 100.00	BBB	488,449
835	5.000%, 6/01/26	6/16 at 100.00	BBB	575,841

2,525	Total Consumer Staples			1,837,189

	Education and Civic Organizations – 17.2% (11.2% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	163,987
	2007A, 5.000%, 7/01/31
110	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	61,698
	Schools, Series 2007A, 5.000%, 4/01/37
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	A	1,781,707
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	63,555
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	BBB+	735,626
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	1/09 at 101.00	AA	2,003,140
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,005,960
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	465,770
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	AA	809,320
	5.250%, 7/01/30 – MBIA Insured
1,265	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	1/09 at 102.00	AA–	1,251,249
	Bonds, City University System, Series 1998-1, 5.250%, 7/01/25 – FGIC Insured
120	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	86,578
	College Project, Series 2007-A2, 4.500%, 8/01/36
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	233,409
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	BBB+	1,715,996
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	197,896
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,106,578
	Greater New York, Series 2002, 5.250%, 8/01/21
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AA	705,813
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
1,545	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	939,623
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	105,511
	College, Series 2007, 5.000%, 10/01/27

16,065	Total Education and Civic Organizations			13,433,416

	Financials – 1.8% (1.2% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	378,975
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,020,797
	2007, 5.500%, 10/01/37

1,805	Total Financials			1,399,772

	Health Care – 22.3% (14.5% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	A	2,758,469
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
2,505	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	A	2,444,755
	Hospital Medical Center of Queens, Series 1999, 5.550%, 8/15/29 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	2/09 at 101.00	A	1,414,980
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA	1,522,460
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,432,267
	Hospital, Series 2005, 4.900%, 8/15/31
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/09 at 101.00	A3	481,805
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%,
	7/01/17 – RAAI Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba1	327,820
	Group, Series 2001, 5.500%, 7/01/30
725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	542,866
	Center, Series 2008, Trust 3209, 12.326%, 7/01/35 (IF)
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	1/09 at 100.00	A3	994,650
	2000C, 5.500%, 7/01/26
520	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	561,184
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BB	879,480
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	359,670
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	183,164
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	192,484
250	5.500%, 2/01/32	No Opt. Call	BBB–	173,048
365	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	378,490
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
850	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	A+	853,060
	1999A, 5.250%, 2/15/17
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	A1	424,300
	2003A, 5.250%, 2/15/22 – AMBAC Insured
485	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Ba2	318,417
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Ba2	324,968
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	Baa1	376,491
610	5.875%, 11/01/32	11/12 at 100.00	Baa1	476,081

20,360	Total Health Care			17,420,909

	Housing/Multifamily – 2.7% (1.7% of Total Investments)
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/11 at 100.00	AA	827,960
	Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	411,074
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	181,958
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	455,215
	Series 2004A, 5.250%, 11/01/30
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	228,276
	11/01/38 (Alternative Minimum Tax)

2,470	Total Housing/Multifamily			2,104,483

	Housing/Single Family – 3.1% (2.0% of Total Investments)
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	257,913
	10/01/37 (Alternative Minimum Tax)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	739,680
	(Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	282,335
	10/01/32 (Alternative Minimum Tax)
1,235	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,127,950
	(Alternative Minimum Tax)

2,870	Total Housing/Single Family			2,407,878

	Long-Term Care – 6.1% (4.0% of Total Investments)
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	397,733
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/11 at 102.00	A	2,136,864
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa2	230,535
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	28,178
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	89,108
635	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	365,697
	Project, Series 2006, 5.500%, 8/01/33
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	473,419
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	277,663
440	5.800%, 7/01/23	7/16 at 101.00	N/R	323,638
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	336,325
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	124,387
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23

5,635	Total Long-Term Care			4,783,547

	Materials – 0.2% (0.1% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	146,041
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 19.0% (12.4% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	AA	1,779,455
	4.000%, 6/15/18 – FGIC Insured
4,540	New York City, New York, General Obligation Bonds, Fiscal Series 2007D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	4,379,057
3,605	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	2/09 at 101.00	AA	3,519,991
	MBIA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,025,540
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%,	6/16 at 100.00	AA	2,477,254
	6/01/25 (UB)
190	New York City, New York, General Obligation Bonds, Series 2008, Trust 3217, 15.814%,	8/14 at 100.00	AA	243,257
	8/15/16 (IF)
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
250	5.250%, 7/01/23	1/09 at 100.00	A3	242,718
250	5.250%, 7/01/24	1/09 at 100.00	A3	240,638

15,210	Total Tax Obligation/General			14,907,910

	Tax Obligation/Limited – 30.3% (19.7% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,036,580
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	128,275
	2005F, 5.000%, 3/15/21 – FSA Insured
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	1,738,275
	5.250%, 11/15/25 – FSA Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	351,590
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2008:
1,140	5.000%, 10/15/25 – MBIA Insured (UB)	10/14 at 100.00	AAA	1,143,431
835	5.000%, 10/15/26 – MBIA Insured (UB)	10/14 at 100.00	AAA	837,021
750	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	733,815
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	1,253,564
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,007,550
	Series 2003E, 5.000%, 2/01/23
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,428,522
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,012,210
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,030,860
	2003A, 5.000%, 3/15/21
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,023,798
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	798,050
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/11 at 100.00	A	1,074,430
1,125	5.250%, 5/15/24 – AMBAC Insured	5/11 at 100.00	A	1,127,655
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%,	7/15 at 100.00	AAA	286,122
	1/01/30 – FSA Insured (UB)
575	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, Trust	No Opt. Call	AA	787,417
	2800, 13.618%, 4/01/20 – AMBAC Insured (IF)
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,085,738
	5.000%, 4/01/27
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,996,974
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	984,070
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
2,250	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	4/09 at 101.00	BBB	1,800,900
	Loan Note, Series 1998A, 5.500%, 10/01/22

24,325	Total Tax Obligation/Limited			23,666,847

	Transportation – 17.0% (11.0% of Total Investments)
895	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	873,708
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,138,800
	5.000%, 11/15/33
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA	428,669
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	760,938
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/09 at 102.00	BB+	24,094
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	628,840
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B–	23,508
250	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	103,975
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AA	2,812,989
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	962,130
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	262,914
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	237,094
	Eighth Series 2008, Trust 2920, 11.256%, 8/15/32 – FSA Insured (IF)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,532,325
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA	853,273
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	Aa2	660,540
	Refunding Bonds, Tender Option Bond Trust 1184, 8.526%, 11/15/33 (IF)

15,475	Total Transportation			13,303,797

	U.S. Guaranteed – 16.4% (10.7% of Total Investments) (4)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A,	7/11 at 101.00	Baa1 (4)	3,040,949
	5.375%, 7/01/31 (Pre-refunded 7/01/11) – AMBAC Insured
1,105	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+ (4)	1,224,572
	(Pre-refunded 7/15/11)
1,905	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA– (4)	2,116,760
	Development Program, Series 2002, 5.375%, 4/01/17 (Pre-refunded 4/01/12)
3,205	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	3,443,932
	Facilities, Series 2000C, 5.125%, 1/01/21 (Pre-refunded 1/01/11) – FSA Insured
2,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	2,081,160
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
900	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (4)	931,995
	6.875%, 12/01/34 (Pre-refunded 6/01/09)

11,865	Total U.S. Guaranteed			12,839,368

	Utilities – 12.3% (8.0% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA	1,620,831
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA	1,601,944
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	215,618
	5.000%, 12/01/35 – CIFG Insured
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	781,029
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	399,281
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	1,655,800
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,911,220
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,075	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	926,962
750	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	516,188

10,825	Total Utilities			9,628,873

	Water and Sewer – 1.4% (0.9% of Total Investments)
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	1,070,280
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17

$ 132,885	Total Investments (cost $134,545,792) – 153.8%			120,216,214

	Floating Rate Obligations – (10.7)%			(8,375,000)

	Other Assets Less Liabilities – 0.5%			397,903

	Preferred Shares, at Liquidation Value – (43.6)% (5)			(34,100,000)

	Net Assets Applicable to Common Shares – 100%			$78,139,117

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor
Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC,
CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of December 31, 2008. Subsequent to December 31, 2008,
and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of December 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$120,216,214	$ —	$120,216,214

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2008, the cost of investments was $126,107,988.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,244,168
Depreciation	(15,510,170)

Net unrealized appreciation (depreciation) of investments	$(14,266,002)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         February 27, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        February 27, 2009